Current financial investments (Details) € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Current financial investments
Money market funds	€ 1,316,805		€ 1,292,514
Treasury bills	742,025		749,835
Term deposits	1,458,868		1,543,596
Total current financial investments	€ 3,517,698		€ 3,585,945
Current financial investments held in USD | $		$ 830.9